Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified								12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Derivative	Dec. 31, 2011 Derivative	Dec. 31, 2012 Asset Retirement Obligation Costs	Dec. 31, 2011 Asset Retirement Obligation Costs	Dec. 31, 2012 Internal Revenue Service (IRS)	Dec. 31, 2012 Internal Revenue Service (IRS) Minimum	Dec. 31, 2012 Internal Revenue Service (IRS) No Expiration	Dec. 31, 2012 State and Local Jurisdiction	Dec. 31, 2012 State and Local Jurisdiction Minimum
Income Tax Disclosure [Line Items]
Current deferred tax asset (liability)	$ (26,872)	$ (23,704)	$ (33,066)	$ (28,699)	$ (1,015)	$ (1,015)
Deferred tax asset - account receivable	245	56
Operating loss carryforwards							439,000		6,400	413,000
Operating loss carryforwards, beginning expiration date								2018			2013
Operating loss carryforwards valuation allowance										$ 300,000